Revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue [abstract]
Rental income from motor vehicles	$ 194	$ 168	$ 146